Boston Trust Walden Funds

One Beacon Street

Boston, MA 02108

Supplement dated June 24, 2022 to the

Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)

each dated May 1, 2022

Effective July 11, 2022, FIS Investor Services, LLC assumes all transfer agent duties from Boston Trust Walden Company for the Boston Trust Walden Funds.

Accordingly, all references to the mailing address and telephone number by which you can buy or sell shares of any Fund as listed under the heading “Transaction Policies” in each Fund’s Summary Prospectus will change as indicated below:

	Effective until July 11, 2022		Effective July 11, 2022
Mailing Address:	Boston Trust Walden Funds One Beacon Street Boston, MA 02108	à	Boston Trust Walden Funds P.O. Box 182198 Columbus, OH 43218-2198
Telephone Number:	1-800-282-8782, ext 7050	à	1-888-248-1954

Similarly, all references to the mailing addresses and telephone numbers under the sections “PURCHASING AND ADDING TO YOUR SHARES,” “SELLING YOUR SHARES,” and “EXCHANGING YOUR SHARES” on pages 40-43 of the Prospectus will change as indicated below:

Effective until July 11, 2022	Effective July 11, 2022
Mailing Address:	Boston Trust Walden Funds One Beacon Street Boston, MA 02108	à	Boston Trust Walden Funds P.O. Box 182198 Columbus, OH 43218-2198
Overnight Address: Telephone Number:	Boston Trust Walden Funds One Beacon Street Boston, MA 02108 1-800-282-8782, ext 7050	à à	Boston Trust Walden Funds 4249 Easton Way, Suite 400 Columbus, OH 43219 1-888-248-1954

The paragraph under the heading “TRANSFER AGENCY SERVICES” on page 17 of the SAI is replaced with the following:

FIS Investor Services LLC serves as transfer agent and dividend disbursing agent (the “Transfer Agent”) for all of the Funds pursuant to the Transfer Agency Agreement dated as of December 8, 2021. Pursuant to such Transfer Agency Agreement, the Transfer

Agent, among other things, performs the following services in connection with each Fund’s shareholders of record: maintenance of shareholder records for each of the Fund’s shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services, the Transfer Agent receives an annual fee from each Fund.

Please retain this supplement with your Summary Prospectus, Prospectus, and SAI for future reference.

This Supplement, and the Summary Prospectuses, Prospectus, and SAI, each dated May 1, 2022, provide relevant information for all shareholders and should be retained for future reference. The Prospectuses and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-800-282-8782, extension 7050.

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